Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

	Shares	Value
COMMON STOCKS† - 3.6%
Transport-Aircraft - 0.8%
FTAI Aircraft Leasing Offshore SPV*,†††	5,500,000	$ 4,255,168
Financial - 0.7%
Invesco Ltd.	29,197	639,122
Fusion Buyer LLC*,††	15,577	441,343
T. Rowe Price Group, Inc.	3,987	429,081
Lincoln National Corp.	8,597	369,069
Franklin Resources, Inc.	9,379	240,665
KeyCorp	11,155	215,961
Truist Financial Corp.	4,474	209,473
Essex Property Trust, Inc. REIT	761	205,630
Healthpeak Properties, Inc. REIT	7,889	141,529
Alexandria Real Estate Equities, Inc. REIT	1,357	111,871
STAG Industrial, Inc. REIT	2,043	75,285
Contra Mallinckro*,††	582	56,454
First Financial Bankshares, Inc.	1,517	56,387
Terreno Realty Corp. REIT	863	49,855
Valley National Bancorp	4,679	48,942
Broadstone Net Lease, Inc. REIT	1,850	34,391
Outfront Media, Inc. REIT	1,726	32,242
National Storage Affiliates Trust REIT	949	30,586
LXP Industrial Trust REIT	3,282	29,801
Walker & Dunlop, Inc.	341	29,002
Pacific Premier Bancorp, Inc.	1,095	26,816
HA Sustainable Infrastructure Capital, Inc.	896	25,303
Stewart Information Services Corp.	313	22,799
Trupanion, Inc.*	446	20,677
LendingClub Corp.*	1,171	20,118
Cannae Holdings, Inc.	994	18,588
Goosehead Insurance, Inc. — Class A	211	17,874
MARA Holdings, Inc.*	1,115	17,817
Triumph Financial, Inc.*	281	17,279
Virtus Investment Partners, Inc.	85	17,122
Rocket Companies, Inc. — Class A	963	17,112
Riot Platforms, Inc.*	1,226	16,870
Innovative Industrial Properties, Inc. REIT	292	16,545
Live Oak Bancshares, Inc.	376	14,547
Hilltop Holdings, Inc.	362	12,699
Veritex Holdings, Inc.	278	9,549
LendingTree, Inc.*	136	9,241
Brandywine Realty Trust REIT	1,990	8,477
eXp World Holdings, Inc.	736	7,971
MFA Financial, Inc. REIT	649	6,620
Piedmont Realty Trust, Inc. — Class A REIT*	727	6,158
ConnectOne Bancorp, Inc.	218	5,581
Safehold, Inc. REIT	334	5,498
Centerspace REIT	83	4,938
Capitol Federal Financial, Inc.	762	4,938
Renasant Corp.	120	4,696
Metropolitan Bank Holding Corp.	57	4,525
Redwood Trust, Inc. REIT	675	4,131
Anywhere Real Estate, Inc.*	675	4,124
World Acceptance Corp.*	24	4,114
Plymouth Industrial REIT, Inc.	182	4,004
Eagle Bancorp, Inc.	185	3,593
TPG RE Finance Trust, Inc. REIT	358	3,347
Northfield Bancorp, Inc.	258	3,057
Global Medical REIT, Inc.	351	2,632
Diamond Hill Investment Group, Inc.	17	2,478
Industrial Logistics Properties Trust REIT	380	2,341
Hingham Institution For Savings	8	2,273
One Liberty Properties, Inc. REIT	95	2,270
Community Healthcare Trust, Inc. REIT	141	2,173
Southern First Bancshares, Inc.*	44	1,984
Alerus Financial Corp.	89	1,982
Regional Management Corp.	44	1,929
Waterstone Financial, Inc.	128	1,919
West BanCorp, Inc.	95	1,896
Civista Bancshares, Inc.	88	1,865
City Office REIT, Inc.	254	1,760
First Foundation, Inc.*	284	1,690
RBB Bancorp	83	1,679
Mechanics Bancorp — Class A*	114	1,581
ARMOUR Residential REIT, Inc. REIT	103	1,577
Citizens, Inc.*	297	1,571
Blue Foundry Bancorp*	167	1,551
Ready Capital Corp. REIT	355	1,512
Invesco Mortgage Capital, Inc. REIT	182	1,423
Douglas Elliman, Inc.*	449	1,221
Orchid Island Capital, Inc. REIT	158	1,115
Signature Bank*	1,846	1,015
Franklin Street Properties Corp. REIT	595	988
Oportun Financial Corp.*	124	820
Seritage Growth Properties — Class A*	222	815
B Riley Financial, Inc.*	118	650
eHealth, Inc.*	145	561
Kestrel Group Ltd.*	20	539
Star Holdings*	60	521
Rithm Property Trust, Inc. REIT	129	332
Finance of America Companies, Inc. — Class A*	10	267

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Shares	Value
COMMON STOCKS† - 3.6% (continued)
Financial - 0.7% (continued)
Silvergate Capital Corp. — Class A*	327	$ 128
Rafael Holdings, Inc. — Class B*	67	99
Fathom Holdings, Inc.*	36	72
Office Properties Income Trust REIT	281	60
Ashford Hospitality Trust, Inc. REIT*	10	60
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	329,700	33
Bitfarms Ltd.*	12	16
First Republic Bank*	1,594	3
Total Financial		3,882,818
Consumer, Cyclical - 0.6%
Aptiv plc*	4,627	367,985
Bath & Body Works, Inc.	10,922	319,032
Penn Entertainment, Inc.*	15,035	304,158
Alimentation Couche-Tard Inc.†††	23,999	275,389
Caesars Entertainment, Inc.*	8,165	218,577
Best Buy Company, Inc.	2,703	199,049
Ford Motor Co.	15,940	187,614
Pool Corp.	578	179,590
NIKE, Inc. — Class B	2,085	161,316
CarMax, Inc.*	2,577	158,099
Whirlpool Corp.	1,379	128,454
Target Corp.	1,235	118,535
Advance Auto Parts, Inc.	1,253	76,421
VF Corp.	4,779	72,306
Crocs, Inc.*	683	59,558
Signet Jewelers Ltd.	620	54,591
Macy's, Inc.	3,538	46,808
Under Armour, Inc. — Class C*	9,303	45,771
Under Armour, Inc. — Class A*	8,161	40,805
Dana, Inc.	1,698	34,232
Wolverine World Wide, Inc.	954	30,471
LCI Industries	289	30,467
Goodyear Tire & Rubber Co.*	3,229	27,382
American Eagle Outfitters, Inc.	1,778	23,007
National Vision Holdings, Inc.*	969	22,229
Sonos, Inc.*	1,488	20,713
Papa John's International, Inc.	387	18,851
MillerKnoll, Inc.	872	18,408
Sally Beauty Holdings, Inc.*	1,288	17,852
Cracker Barrel Old Country Store, Inc.	278	16,630
LGI Homes, Inc.*	252	15,601
Gentherm, Inc.*	390	14,340
Fox Factory Holding Corp.*	493	14,263
Topgolf Callaway Brands Corp.*	1,357	12,973
Lionsgate Studios Corp.*	1,766	11,355
Camping World Holdings, Inc. — Class A	489	8,562
Allegiant Travel Co. — Class A*	90	5,639
Standard Motor Products, Inc.	124	4,812
Douglas Dynamics, Inc.	134	4,512
Pursuit Attractions and Hospitality, Inc.*	120	4,476
Malibu Boats, Inc. — Class A*	121	4,017
AMC Entertainment Holdings, Inc. — Class A*	1,286	3,614
MarineMax, Inc.*	123	3,241
Sleep Number Corp.*	260	2,738
Sun Country Airlines Holdings, Inc.*	187	2,478
Zumiez, Inc.*	114	1,960
Citi Trends, Inc.*	47	1,675
Movado Group, Inc.	91	1,663
Denny's Corp.*	362	1,654
Starz Entertainment Corp.*	117	1,494
Lovesac Co.*	76	1,454
Johnson Outdoors, Inc. — Class A	31	1,250
Hyliion Holdings Corp.*	698	1,172
GrowGeneration Corp.*	647	1,100
iRobot Corp.*	315	1,068
OneWater Marine, Inc. — Class A*	61	1,027
Portillo's, Inc. — Class A*	136	963
Superior Group of Companies, Inc.	69	907
American Outdoor Brands, Inc.*	84	877
Fossil Group, Inc.*	284	869
Children's Place, Inc.*	161	816
EVI Industries, Inc.	27	749
Sportsman's Warehouse Holdings, Inc.*	259	694
Playboy, Inc.*	337	553
Blink Charging Co.*	428	505
Cato Corp. — Class A*	117	481
Purple Innovation, Inc.*	343	398
PetMed Express, Inc.*	118	362
Universal Electronics, Inc.*	74	359
ONE Group Hospitality, Inc.*	123	343
Vera Bradley, Inc.*	155	321
Lifetime Brands, Inc.	75	296
Tilly's, Inc. — Class A*	135	266
Regis Corp.*	12	265
Mesa Air Group, Inc.*	204	253
Torrid Holdings, Inc.*	103	224
Traeger, Inc.*	177	223
Big 5 Sporting Goods Corp.*	123	175
Noodles & Co.*	242	172
Duluth Holdings, Inc. — Class B*	72	163
Nu Ride, Inc. — Class A*	60	128
Brand House Collective, Inc.*	74	111
Barnes & Noble Education, Inc.*	2	17
F45 Training Holdings, Inc.*	176	14
Aterian, Inc.*	12	11
Workhorse Group, Inc.*	4	5
Lazydays Holdings, Inc.*	1	4
Nikola Corp.*	89	3
Fisker, Inc.*,†††	1,915	1
Big Lots, Inc.*	354	–
Conn's, Inc.*	106	–
Shift Technologies, Inc.*,†††	102	–

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Shares	Value
COMMON STOCKS† - 3.6% (continued)
Consumer, Cyclical - 0.6% (continued)
Arcimoto, Inc.*	9	$ –
Canoo, Inc.*	2	–
EBET, Inc.*	3	–
LL Flooring Holdings, Inc.*,†††	170	–
Total Consumer, Cyclical		3,413,966
Technology - 0.5%
Qorvo, Inc.*	5,008	454,226
Paycom Software, Inc.	1,974	448,394
Zebra Technologies Corp. — Class A*	1,317	417,608
IPG Photonics Corp.*	4,423	361,890
Skyworks Solutions, Inc.	4,710	352,967
Dayforce, Inc.*	4,165	290,592
Silicon Laboratories, Inc.*	444	59,651
SiTime Corp.*	188	45,434
Semtech Corp.*	756	43,916
Workiva, Inc.*	501	41,202
BlackLine, Inc.*	633	34,416
Ambarella, Inc.*	412	33,982
Synaptics, Inc.*	463	32,345
ASGN, Inc.*	596	32,333
Power Integrations, Inc.	691	31,164
Diodes, Inc.*	510	27,762
LiveRamp Holdings, Inc.*	775	21,638
DigitalOcean Holdings, Inc.*	593	19,344
Phreesia, Inc.*	584	18,489
PagerDuty, Inc.*	967	16,188
Porch Group, Inc.*	894	15,171
Appian Corp. — Class A*	461	14,190
Rapid7, Inc.*	659	13,648
MaxLinear, Inc. — Class A*	829	13,032
Ultra Clean Holdings, Inc.*	521	12,515
Asana, Inc. — Class A*	853	12,454
Sprout Social, Inc. — Class A*	530	8,369
Domo, Inc. — Class B*	330	4,844
Cerence, Inc.*	454	4,781
Digital Turbine, Inc.*	1,060	4,452
Grid Dynamics Holdings, Inc.*	530	4,394
Bandwidth, Inc. — Class A*	275	4,125
3D Systems Corp.*	1,453	3,342
Ouster, Inc.*	112	3,195
CEVA, Inc.*	132	2,933
Commerce.com, Inc.*	567	2,637
8x8, Inc.*	1,327	2,627
Mitek Systems, Inc.*	255	2,593
Health Catalyst, Inc.*	609	2,065
Unisys Corp.*	384	1,501
Telos Corp.*	238	1,471
AvidXchange Holdings, Inc.*	147	1,461
Corsair Gaming, Inc.*	163	1,456
Clearwater Analytics Holdings, Inc. — Class A*	58	1,199
CoreCard Corp.*	43	1,190
ON24, Inc.*	161	921
Vuzix Corp.*	349	740
LivePerson, Inc.*	775	722
Veritone, Inc.*	169	515
Upland Software, Inc.*	172	487
CS Disco, Inc.*	84	459
TTEC Holdings, Inc.*	108	409
Rackspace Technology, Inc.*	324	408
Atomera, Inc.*	120	394
Arteris, Inc.*	29	273
Forian, Inc.*	112	224
Teads Holding Co.*	127	222
DarioHealth Corp.*	4	38
Smith Micro Software, Inc.*	34	25
Ryvyl, Inc.*	11	3
Society Pass, Inc.*	2	3
Meta Materials, Inc.*	12	–
Total Technology		2,929,029
Consumer, Non-cyclical - 0.5%
PayPal Holdings, Inc.*	5,816	408,225
Bio-Techne Corp.	5,648	308,550
WW International, Inc.*	7,382	235,412
Zoetis, Inc.	1,380	215,832
Align Technology, Inc.*	1,380	195,905
Illumina, Inc.*	1,645	164,434
Charles River Laboratories International, Inc.*	985	160,860
Bio-Rad Laboratories, Inc. — Class A*	482	143,578
MarketAxess Holdings, Inc.	746	137,145
Robert Half, Inc.	2,350	87,702
Avis Budget Group, Inc.*	484	76,583
Dentsply Sirona, Inc.	5,242	74,961
Korn Ferry	630	46,708
Moderna, Inc.*	1,850	44,566
LivaNova plc*	625	35,231
TriNet Group, Inc.	474	34,327
Alarm.com Holdings, Inc.*	552	32,364
Arrowhead Pharmaceuticals, Inc.*	1,200	26,436
Upbound Group, Inc.	773	19,642
AtriCure, Inc.*	525	19,420
CONMED Corp.	339	18,428
Progyny, Inc.*	754	17,847
Twist Bioscience Corp.*	633	17,072
Omnicell, Inc.*	513	16,719
Kymera Therapeutics, Inc.*	403	16,604
Denali Therapeutics, Inc.*	1,062	16,217
Astrana Health, Inc.*	442	14,126
Cimpress plc*	205	12,939
NeoGenomics, Inc.*	1,325	11,634
Deluxe Corp.	503	9,889
Coursera, Inc.*	851	9,786
Beam Therapeutics, Inc.*	596	9,751
Intellia Therapeutics, Inc.*	814	9,243
GRAIL, Inc.*	274	8,985
CareDx, Inc.*	593	8,100
Neogen Corp.*	1,258	7,234
Helen of Troy Ltd.*	281	6,898
Recursion Pharmaceuticals, Inc. — Class A*	1,343	6,312
Travere Therapeutics, Inc.*	348	6,090
Arcus Biosciences, Inc.*	526	5,570
Nuvation Bio, Inc.*	1,852	5,500
Fulgent Genetics, Inc.*	246	5,454
Green Dot Corp. — Class A*	313	4,357
Arvinas, Inc.*	548	4,236
Community Health Systems, Inc.*	1,457	4,021

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Shares	Value
COMMON STOCKS† - 3.6% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Carriage Services, Inc. — Class A	90	$ 3,940
Kodiak Sciences, Inc.*	399	3,607
Owens & Minor, Inc.*	718	3,518
Nurix Therapeutics, Inc.*	373	3,484
Custom Truck One Source, Inc.*	540	3,316
OPKO Health, Inc.*	2,343	3,233
Monro, Inc.	194	3,217
Sana Biotechnology, Inc.*	1,029	3,149
Repay Holdings Corp.*	507	3,001
Castle Biosciences, Inc.*	124	2,977
Pacific Biosciences of California, Inc.*	2,271	2,975
Mission Produce, Inc.*	220	2,752
Surmodics, Inc.*	80	2,723
Varex Imaging Corp.*	224	2,587
Emergent BioSolutions, Inc.*	287	2,382
Senseonics Holdings, Inc.*	5,152	2,367
AngioDynamics, Inc.*	220	2,257
Ocugen, Inc.*	2,201	2,245
USANA Health Sciences, Inc.*	70	2,234
Stoke Therapeutics, Inc.*	113	2,233
Beauty Health Co.*	1,022	2,126
Editas Medicine, Inc.*	801	2,059
Organogenesis Holdings, Inc.*	379	1,952
Enanta Pharmaceuticals, Inc.*	230	1,932
Joint Corp.*	165	1,772
OrthoPediatrics Corp.*	80	1,709
B&G Foods, Inc.	375	1,691
Quanterix Corp.*	361	1,643
Alector, Inc.*	695	1,633
Vanda Pharmaceuticals, Inc.*	326	1,542
BioLife Solutions, Inc.*	61	1,528
Heron Therapeutics, Inc.*	1,100	1,485
Phathom Pharmaceuticals, Inc.*	120	1,462
OraSure Technologies, Inc.*	426	1,410
OmniAb, Inc.*	867	1,387
MeiraGTx Holdings plc*	177	1,292
Cerus Corp.*	986	1,292
Utah Medical Products, Inc.	20	1,244
TrueBlue, Inc.*	205	1,224
iTeos Therapeutics, Inc.*,††	120	1,218
C4 Therapeutics, Inc.*	460	1,196
Orthofix Medical, Inc.*	78	1,168
InfuSystem Holdings, Inc.*	108	1,164
Mind Medicine MindMed, Inc.*	125	1,110
Personalis, Inc.*	214	1,047
Cassava Sciences, Inc.*	448	1,021
Seer, Inc.*	495	1,015
Fate Therapeutics, Inc.*	948	986
Replimune Group, Inc.*	177	956
Coherus Oncology, Inc.*	806	935
Inogen, Inc.*	116	927
Allogene Therapeutics, Inc.*	811	916
Lineage Cell Therapeutics, Inc.*	747	874
LENZ Therapeutics, Inc.*	22	850
Stereotaxis, Inc.*	295	850
Accuray, Inc.*	550	836
Olema Pharmaceuticals, Inc.*	150	819
Anika Therapeutics, Inc.*	86	807
CytomX Therapeutics, Inc.*	386	787
Verastem, Inc.*	85	786
MaxCyte, Inc.*	563	783
American Well Corp. — Class A*	109	752
Sangamo Therapeutics, Inc.*	1,415	736
Zentalis Pharmaceuticals, Inc.*	428	723
HF Foods Group, Inc.*	217	712
Absci Corp.*	287	686
European Wax Center, Inc. — Class A*	150	643
RadNet, Inc.*	9	632
Exagen, Inc.*	61	601
Udemy, Inc.*	81	556
Praxis Precision Medicines, Inc.*	12	546
Erasca, Inc.*	335	526
Outset Medical, Inc.*	36	501
Inovio Pharmaceuticals, Inc.*	205	486
Oramed Pharmaceuticals, Inc.*	212	467
Tectonic Therapeutic, Inc.*	18	460
Lexicon Pharmaceuticals, Inc.*	408	449
Sutro Biopharma, Inc.*	517	443
Taysha Gene Therapies, Inc.*	133	388
Annexon, Inc.*	185	381
Seres Therapeutics, Inc.*	20	379
Apyx Medical Corp.*	185	368
Generation Bio Co.*	52	312
Spero Therapeutics, Inc.*	144	298
XBiotech, Inc.*	90	284
Tourmaline Bio, Inc.*	12	281
Vaxart, Inc.*	715	279
Greenwich Lifesciences, Inc.*	24	276
Pulmonx Corp.*	155	265
Dianthus Therapeutics, Inc.*	11	259
Durect Corp.*	134	257
Scilex Holding Co.*	14	249
AirSculpt Technologies, Inc.*	38	245
CytoSorbents Corp.*	245	231
Beyondspring, Inc.*	133	229
Vor BioPharma, Inc.*	113	223
PMV Pharmaceuticals, Inc.*	156	218
Laird Superfood, Inc.*	37	214
Tvardi Therapeutics, Inc.*	7	209
Rapid Micro Biosystems, Inc. — Class A*	86	207
Werewolf Therapeutics, Inc.*	153	200
Quince Therapeutics, Inc.*	118	189
Neurogene, Inc.*	10	185
Cartesian Therapeutics, Inc.*	18	181
Alpha Teknova, Inc.*	41	177
ImageneBio, Inc.*	13	174
Tenaya Therapeutics, Inc.*	153	173
Zevia PBC — Class A*	61	171
Inotiv, Inc.*	99	167
MEI Pharma, Inc.*	33	160

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Shares	Value
COMMON STOCKS† - 3.6% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Spyre Therapeutics, Inc.*	9	$ 149
Assertio Holdings, Inc.*	173	145
Cue Biopharma, Inc.*	183	143
Vistagen Therapeutics, Inc.*	38	127
Ginkgo Bioworks Holdings, Inc.*	10	127
Elicio Therapeutics, Inc.*	12	126
Solid Biosciences, Inc.*	23	126
ALX Oncology Holdings, Inc.*	105	123
Harvard Bioscience, Inc.*	234	116
Climb Bio, Inc.*	41	91
Retractable Technologies, Inc.*	103	86
Kezar Life Sciences, Inc.*	21	83
Pyxis Oncology, Inc.*	62	79
Prelude Therapeutics, Inc.*	64	77
Passage Bio, Inc.*	11	76
Athira Pharma, Inc.*	192	75
Fortress Biotech, Inc.*	28	72
Korro Bio, Inc.*	3	69
KALA BIO, Inc.*	6	67
Aligos Therapeutics, Inc.*	5	53
Applied Therapeutics, Inc.*	105	52
TherapeuticsMD, Inc.*	46	51
Lucid Diagnostics, Inc.*	39	49
Sensei Biotherapeutics, Inc.*	6	48
Century Therapeutics, Inc.*	96	47
ModivCare, Inc.*	145	47
Precision BioSciences, Inc.*	9	44
Insight Molecular Diagnostics, Inc.*	17	43
BioAtla, Inc.*	92	42
Curis, Inc.*	25	42
Biodesix, Inc.*	75	32
Bolt Biotherapeutics, Inc.*	6	32
Rubius Therapeutics, Inc.*,†††	547	31
Xilio Therapeutics, Inc.*	43	30
Kalaris Therapeutics, Inc.*	7	29
Q32 Bio, Inc.*	13	22
Forte Biosciences, Inc.*	2	22
Sorrento Therapeutics, Inc.*	3,481	21
AquaBounty Technologies, Inc.*	17	20
Adaptimmune Therapeutics plc ADR*	273	16
Portage Biotech, Inc.*	2	15
PAVmed, Inc.*	29	14
Endo Guc Trust — Class A*,†††	133,456	13
Carisma Therapeutics, Inc.*	59	13
Finch Therapeutics Group, Inc.*	1	12
Aspira Women's Health, Inc.*	28	12
Hookipa Pharma, Inc.*	11	10
Avalo Therapeutics, Inc.*	1	9
Talis Biomedical Corp.*	6	9
Oncternal Therapeutics, Inc.*,†††	13	7
SQZ Biotechnologies Co.*	135	4
GT Biopharma, Inc.*	3	3
iBio, Inc.*	2	2
Vincerx Pharma, Inc.*	4	–
Acutus Medical, Inc.*	113	–
Syros Pharmaceuticals, Inc.*	34	–
NanoString Technologies, Inc. Escrow*,†††	532	–
Telesis Bio, Inc.*	3	–
Ampio Pharmaceuticals, Inc.*	4	–
Affimed N.V.*	69	–
Accelerate Diagnostics, Inc.*	19	–
Athersys, Inc.*	49	–
Codiak Biosciences, Inc.*,†††	94	–
Cue Health, Inc.*	85	–
DermTech, Inc.*	144	–
Humanigen, Inc.*,†††	284	–
Infinity Pharmaceuticals, Inc.*	521	–
Ligand Pharmaceuticals, Inc.*,†††	67	–
Ligand Pharmaceuticals, Inc.*,†††	67	–
9 Meters Biopharma, Inc.*	67	–
Tattooed Chef, Inc.*	281	–
ViewRay, Inc.*	837	–
Total Consumer, Non-cyclical		2,851,125
Communications - 0.3%
Etsy, Inc.*	4,899	259,696
Walt Disney Co.	1,941	229,776
Match Group, Inc.	5,697	212,726
EchoStar Corp. — Class A*	2,985	184,443
Warner Bros Discovery, Inc.*	10,664	124,129
Charter Communications, Inc. — Class A*	457	121,370
Upwork, Inc.*	1,378	21,207
Ziff Davis, Inc.*	508	19,411
DigitalBridge Group, Inc.	1,417	16,168
Revolve Group, Inc.*	420	9,395
Liberty Latin America Ltd. — Class C*	906	7,465
RealReal, Inc.*	940	7,172
Shutterstock, Inc.	274	5,735
Clear Channel Outdoor Holdings, Inc.*	4,259	5,281
Stitch Fix, Inc. — Class A*	949	5,020
Bed Bath & Beyond, Inc.*	504	4,541
OptimizeRx Corp.*	205	3,704
iHeartMedia, Inc. — Class A*	1,313	2,797
Open Lending Corp. — Class A*	1,223	2,581
Liberty Latin America Ltd. — Class A*	237	1,910
TechTarget, Inc.*	305	1,800
1-800-Flowers.com, Inc. — Class A*	317	1,775
Ribbon Communications, Inc.*	419	1,709
Ooma, Inc.*	130	1,680
Anterix, Inc.*	68	1,614
Boston Omaha Corp. — Class A*	118	1,574
Lands' End, Inc.*	85	1,221
Eventbrite, Inc. — Class A*	448	1,187
Thryv Holdings, Inc.*	90	1,157

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Shares	Value
COMMON STOCKS† - 3.6% (continued)
Communications - 0.3% (continued)
Tucows, Inc. — Class A*	58	$ 1,060
EW Scripps Co. — Class A*	335	1,002
Entravision Communications Corp. — Class A	358	927
Telesat Corp.*	41	850
Advantage Solutions, Inc.*	455	828
CuriosityStream, Inc.	155	710
Inseego Corp.*	49	604
Cardlytics, Inc.*	382	390
1stdibs.com, Inc.*	106	291
VirnetX Holding Corp.*	18	246
CarParts.com, Inc.*	291	239
National CineMedia, Inc.	35	154
comScore, Inc.*	20	131
Fluent, Inc.*	43	102
Cambium Networks Corp.*	63	48
aka Brands Holding Corp.*	4	45
Solo Brands, Inc. — Class A*	2	22
Audacy, Inc.*,†††	23	4
HyreCar, Inc.*	104	–
Total Communications		1,265,897
Industrial - 0.2%
Generac Holdings, Inc.*	2,048	379,392
Mohawk Industries, Inc.*	2,047	271,617
Ball Corp.	2,988	157,289
Stanley Black & Decker, Inc.	1,746	129,710
JBT Marel Corp.	366	52,444
Exponent, Inc.	606	43,256
Kennametal, Inc.	980	21,002
Helios Technologies, Inc.	378	20,503
Vicor Corp.*	247	12,624
Montrose Environmental Group, Inc.*	305	9,473
Astec Industries, Inc.	133	6,156
Gorman-Rupp Co.	135	5,774
Ichor Holdings Ltd.*	331	5,577
Enviri Corp.*	459	5,187
Aebi Schmidt Holding AG	422	5,186
Uniti Group, Inc.*	695	4,380
CryoPort, Inc.*	476	4,217
Columbus McKinnon Corp.	163	2,442
Ranpak Holdings Corp.*	447	2,360
Smith & Wesson Brands, Inc.	285	2,328
GrafTech International Ltd.*	235	2,317
Luxfer Holdings plc	164	2,201
Manitowoc Company, Inc.*	204	2,020
Mesa Laboratories, Inc.	29	1,965
Latham Group, Inc.*	240	1,927
Aspen Aerogels, Inc.*	263	1,799
Turtle Beach Corp.*	90	1,424
GoPro, Inc. — Class A*	755	1,178
Pure Cycle Corp.*	114	1,151
Kopin Corp.*	462	970
Outdoor Holding Co.*	515	737
Standard BioTools, Inc.*	454	572
Identiv, Inc.*	127	470
Comtech Telecommunications Corp.*	152	296
Hydrofarm Holdings Group, Inc.*	46	220
Caesarstone Ltd.*	134	190
INNOVATE Corp.*	29	157
Yellow Corp.*	300	75
Ideanomics, Inc.*	22	–
Akoustis Technologies, Inc.*	287	–
Total Industrial		1,160,586
Basic Materials - 0.0%
Quaker Chemical Corp.	157	22,776
Novagold Resources, Inc.*	1,390	9,507
Tronox Holdings plc — Class A	1,344	5,752
Compass Minerals International, Inc.*	200	3,810
Codexis, Inc.*	706	1,928
Mativ Holdings, Inc.	135	1,697
Unifi, Inc.*	81	358
Magnera Corp.*	20	248
Total Basic Materials		46,076
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	9,206
Middlesex Water Co.	101	5,408
Global Water Resources, Inc.	75	724
Total Utilities		15,338
Energy - 0.0%
National Energy Services Reunited Corp.*	226	2,115
Gevo, Inc.*	1,167	2,019
Eos Energy Enterprises, Inc.*	259	1,787
Stem, Inc.*	66	999
DMC Global, Inc.*	111	744
Aemetis, Inc.*	161	409
Beam Global*	52	143
Spruce Power Holding Corp.*	78	113
Sunnova Energy International, Inc.*	1,009	–
SunPower Corp. — Class A*,†††	937	–
Total Energy		8,329
Pharmaceuticals - 0.0%
Cyteir Therapeutics, Inc.*,†††	99	–
Total Common Stocks
(Cost $38,654,269)		19,828,332
PREFERRED STOCKS† - 6.2%
Financial - 5.5%
Citigroup, Inc.
4.15%*,††	5,000,000	4,880,074
6.88%*,††	600,000	610,505
Goldman Sachs Group, Inc.
3.80%*,††	5,000,000	4,905,418
Bank of New York Mellon Corp.
3.75%*,††	5,000,000	4,846,693
Wells Fargo & Co.
4.38%	139,386	2,489,434
4.75%	61,250	1,191,925
3.90%*,††	400,000	396,153
Bank of America Corp.
4.38%*	1,781,500	4,024,772
Selective Insurance Group, Inc.
4.60%	85,536	1,483,194
JPMorgan Chase & Co.
6.50%*,††	1,350,000	1,386,549
Public Storage
4.10%	58,000	961,060

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Shares	Value
PREFERRED STOCKS† - 6.2% (continued)
Financial - 5.5% (continued)
Lincoln National Corp.
9.25%*,††	750,000	$ 812,440
Jackson Financial, Inc.
8.00%	26,000	678,600
American National Group, Inc.
7.38%	25,000	635,000
RenaissanceRe Holdings Ltd.
4.20%††	38,000	622,060
State Street Corp.
6.45%*,††	400,000	406,814
First Republic Bank
4.50%*,††	200,000	600
Total Financial		30,331,291
Government - 0.5%
CoBank ACB
4.25%*	3,000,000	2,896,280
Energy - 0.1%
Venture Global LNG, Inc.
9.00%*,2,††	550,000	546,173
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	16,750	422,268
Total Preferred Stocks
(Cost $42,843,583)		34,196,012
WARRANTS† - 0.0%
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	82,425	8
Total Warrants
(Cost $–)		8
RIGHTS† - 0.0%
Basic Materials – 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49†††	1,071	2,370
Consumer, Non-cyclical - 0.0%
Altreca Inc.†††	154	–
Epizyme, Inc.
Expires 01/01/28†††	793	–
Coherus Biosciences, Inc.†††	208	–
Carisma Therapeutics, Inc.
Expires 03/31/27†††	1,182	–
Assertio Holdings, Inc.
Expires 12/31/25†††	971	–
Aeglea BioTherapeutics, Inc.†††	240	–
Tectonic Therapeutic, Inc.
Tectonic Therapeutic, Inc.†††	18	–
Concentra Biosciences, LLC
Expires 08/15/26	48	–
Ikena Oncology, Inc.
Expires 07/28/26	161	–
AbbVie, Inc.
Expires 03/31/29	2	–
XOMA Corp.
Expires 04/04/30	153	–
Homology Medicines, Inc.
Expires 06/30/26	249	–
Concentra Biosciences, LLC
Expires 06/23/31	231	–
Neurogene, Inc.
Expires 06/30/29	41	–
Cartesian Therapeutics, Inc.
Expires 09/25/25	542	–
Korro Bio, Inc.
Expires 12/31/26	191	–
Eli Lilly & Co.
Expires 12/31/31†††	6	–
Magnenta Therapeutics, Inc.
Expires †††	178	–
Total Consumer, Non-cyclical		–
Financial - 0.0%
CURO Group Holdings Corp.
Expires †††	125	–
The Carlyle Group Inc.
Expires 12/31/27	20	–
Gurnet Point Capital LLC
Expires 12/31/26†††	285	–
Total Financial		–
Total Rights
(Cost $2,333)		2,370
EXCHANGE-TRADED FUNDS***,† - 0.5%
iShares Silver Trust*	81,900	2,963,961
Total Exchange-Traded Funds
(Cost $2,728,601)		2,963,961
CLOSED-END MUTUAL FUNDS***,† - 1.4%
Eaton Vance Limited Duration Income Fund	309,597	3,195,041
BlackRock Credit Allocation Income Trust	290,333	3,193,663
Blackstone Strategic Credit Fund	91,382	1,151,413
Total Closed-End Mutual Funds
(Cost $9,407,634)		7,540,117
MONEY MARKET FUNDS***,† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.12%[3]	13,306,561	13,306,561
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.15%[3]	232,381	232,381
Total Money Market Funds
(Cost $13,538,942)		13,538,942
	Face Amount~	Value
CORPORATE BONDS†† - 52.5%
Financial - 14.2%
United Wholesale Mortgage LLC
5.50% due 04/15/29[2,4]	4,300,000	4,234,838
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	3,810,000	3,697,450
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2]	5,250,000	3,304,258

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 52.5% (continued)
Financial - 14.2% (continued)
Kennedy-Wilson, Inc.
5.00% due 03/01/31[4]	3,500,000	$3,267,514
FS KKR Capital Corp.
3.25% due 07/15/27[4]	3,300,000	3,177,491
OneMain Finance Corp.
4.00% due 09/15/30	3,300,000	3,050,424
Iron Mountain, Inc.
5.25% due 07/15/30[2,4]	2,940,000	2,909,254
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[4]	3,250,000	2,900,572
Encore Capital Group, Inc.
8.50% due 05/15/30[2,4]	1,950,000	2,060,914
9.25% due 04/01/29[2]	750,000	791,917
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[2,4]	2,700,000	2,820,833
Accident Fund Insurance Company of America
8.50% due 08/01/32[2]	2,550,000	2,539,045
Global Atlantic Finance Co.
3.13% due 06/15/31[2]	1,750,000	1,580,334
4.70% due 10/15/51[2,5]	900,000	885,479
Corebridge Financial, Inc.
6.88% due 12/15/52[5]	1,950,000	2,016,593
Hunt Companies, Inc.
5.25% due 04/15/29[2]	1,850,000	1,811,362
Sherwood Financing plc
7.48% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊,4	EUR 1,500,000	1,755,023
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[2,4]	1,800,000	1,622,853
3.88% due 03/01/31[2]	100,000	93,447
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.38% due 10/01/32[2]	1,450,000	1,493,841
7.00% due 01/15/31[2]	150,000	155,136
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	1,970,773	1,598,859
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[2,4]	1,600,000	1,537,923
Prudential Financial, Inc.
5.13% due 03/01/52[4,5]	1,550,000	1,518,886
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,4]	1,500,000	1,514,784
AmFam Holdings, Inc.
3.83% due 03/11/51[2]	2,300,000	1,451,067
Equitable Holdings, Inc.
6.70% due 03/28/55[5]	1,400,000	1,429,116
Allianz SE
6.55% [2,5,6]	1,400,000	1,426,810
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[5]	1,350,000	1,425,127
Galaxy Bidco Ltd.
8.13% due 12/19/29[2]	GBP 1,000,000	1,403,655
Focus Financial Partners LLC
6.75% due 09/15/31[2]	1,350,000	1,395,056
American National Group, Inc.
7.00% due 12/01/55[5]	1,325,000	1,355,793
PennyMac Financial Services, Inc.
7.13% due 11/15/30[2]	800,000	828,649
7.88% due 12/15/29[2,4]	300,000	318,868
6.88% due 02/15/33[2]	200,000	204,351
Jones Deslauriers Insurance Management, Inc.
8.50% due 03/15/30[2]	750,000	793,271
10.50% due 12/15/30[2]	500,000	530,309
NatWest Group plc
7.47% due 11/10/26[5]	1,250,000	1,256,673
Ares Finance Company IV LLC
3.65% due 02/01/52[2]	1,650,000	1,137,986
Toronto-Dominion Bank
8.13% due 10/31/82[5]	1,050,000	1,105,798
KKR Group Finance Company X LLC
3.25% due 12/15/51[2]	1,600,000	1,039,373
Kane Bidco Ltd.
8.25% due 06/30/31[2]	GBP 750,000	1,037,206
Belrose Funding Trust II
6.79% due 05/15/55[2]	850,000	880,955
Ardonagh Finco Ltd.
6.88% due 02/15/31[2,4]	EUR 700,000	852,687
Bank of Nova Scotia
8.63% due 10/27/82[5]	750,000	794,337
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2,4]	790,000	788,229
Enstar Group Ltd.
7.50% due 04/01/45[2,5]	650,000	677,409
Nassau Companies of New York
7.88% due 07/15/30[2]	625,000	634,398
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[2]	600,000	629,801
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,5]	600,000	601,879
Farmers Insurance Exchange
7.00% due 10/15/64[2,5]	590,000	599,753
Ryan Specialty LLC
4.38% due 02/01/30[2]	450,000	434,926
USI, Inc.
7.50% due 01/15/32[2]	350,000	370,840
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	350,000	363,664

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 52.5% (continued)
Financial - 14.2% (continued)
Reinsurance Group of America, Inc.
6.65% due 09/15/55[5]	265,000	$269,932
Osaic Holdings, Inc.
6.75% due 08/01/32[2]	250,000	254,727
Rfna, LP
7.88% due 02/15/30[2]	200,000	206,990
Total Financial		78,838,665
Communications - 7.9%
Altice France S.A.
5.13% due 01/15/29[2]	5,260,000	4,510,450
5.13% due 07/15/29[2]	2,000,000	1,710,000
British Telecommunications plc
4.88% due 11/23/81[2,5]	5,000,000	4,693,374
Ziggo Bond Company B.V.
5.13% due 02/28/30[2,4]	4,361,000	3,849,204
Vodafone Group plc
5.13% due 06/04/81[5]	4,750,000	3,683,443
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2]	1,800,000	1,809,369
8.00% due 08/01/29[2]	1,700,000	1,734,323
Zayo Group Holdings, Inc.
4.00% due 03/01/27[2]	3,250,000	3,143,900
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,4]	3,250,000	2,999,872
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,4]	2,857,000	2,548,329
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[5]	1,850,000	1,889,425
AMC Networks, Inc.
10.50% due 07/15/32[2]	1,375,000	1,420,086
10.25% due 01/15/29[2]	350,000	364,315
Rogers Communications, Inc.
5.25% due 03/15/82[2,5]	1,600,000	1,585,856
Level 3 Financing, Inc.
4.00% due 04/15/31[2]	1,720,000	1,440,500
CSC Holdings LLC
11.25% due 05/15/28[2]	1,000,000	999,416
4.50% due 11/15/31[2]	300,000	194,615
6.50% due 02/01/29[2]	100,000	78,814
TELUS Corp.
7.00% due 10/15/55[5]	1,200,000	1,231,417
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00% due 06/15/27[2]	850,000	846,181
Ciena Corp.
4.00% due 01/31/30[2]	850,000	806,883
Sunrise FinCo I B.V.
4.88% due 07/15/31[2]	750,000	716,595
Cogent Communications Group LLC
7.00% due 06/15/27[2]	500,000	498,158
VZ Secured Financing B.V.
5.00% due 01/15/32[2]	500,000	443,999
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[2]	325,000	312,354
Total Communications		43,510,878
Consumer, Non-cyclical - 7.4%
DaVita, Inc.
4.63% due 06/01/30[2]	5,200,000	5,006,167
US Foods, Inc.
4.63% due 06/01/30[2]	4,250,000	4,144,826
Upbound Group, Inc.
6.38% due 02/15/29[2]	3,412,000	3,344,108
BCP V Modular Services Finance II plc
4.75% due 11/30/28[4]	EUR 3,000,000	3,297,690
ADT Security Corp.
4.88% due 07/15/32[2,4]	3,300,000	3,175,452
Bausch Health Companies, Inc.
4.88% due 06/01/28[2]	3,300,000	2,978,250
Carriage Services, Inc.
4.25% due 05/15/29[2,4]	3,150,000	2,970,929
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2]	2,200,000	2,003,272
TreeHouse Foods, Inc.
4.00% due 09/01/28	2,000,000	1,857,777
Reynolds American, Inc.
5.70% due 08/15/35	1,550,000	1,595,213
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2]	1,379,000	1,339,775
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52	1,750,000	1,333,621
CPI CG, Inc.
10.00% due 07/15/29[2]	1,256,000	1,314,718
Neogen Food Safety Corp.
8.63% due 07/20/30[2]	900,000	942,699
AZ Battery Property LLC
6.73% due 02/20/46†††	980,000	935,645
Verisure Holding AB
5.50% due 05/15/30[2,4]	EUR 650,000	789,673
Nobel Bidco B.V.
3.13% due 06/15/28[4]	EUR 550,000	623,318
CVS Health Corp.
7.00% due 03/10/55[5]	550,000	572,609
Albion Financing 1 SARL
5.38% due 05/21/30[2]	EUR 450,000	544,217
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[2]	450,000	464,356
Herc Holdings, Inc.
7.00% due 06/15/30[2]	230,000	239,373
7.25% due 06/15/33[2]	170,000	178,328

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 52.5% (continued)
Consumer, Non-cyclical - 7.4% (continued)
Sammontana Italia SpA
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊,4	EUR 350,000	$408,261
Perrigo Finance Unlimited Co.
5.38% due 09/30/32[4]	EUR 250,000	302,324
APi Group DE, Inc.
4.75% due 10/15/29[2]	250,000	245,739
Williams Scotsman, Inc.
7.38% due 10/01/31[2]	150,000	156,897
Darling Ingredients, Inc.
6.00% due 06/15/30[2]	150,000	151,626
HealthEquity, Inc.
4.50% due 10/01/29[2]	75,000	72,502
Total Consumer, Non-cyclical		40,989,365
Industrial - 6.5%
AP Grange Holdings LLC
6.50% due 03/20/45†††	3,500,000	3,600,625
5.00% due 03/20/45†††	400,000	404,000
Standard Industries, Inc.
4.38% due 07/15/30[2,4]	2,400,000	2,299,873
3.38% due 01/15/31[2]	1,000,000	907,530
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,4]	2,630,000	2,622,538
Enviri Corp.
5.75% due 07/31/27[2]	2,625,000	2,595,490
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[2]	2,300,000	2,306,509
5.25% due 07/15/28[2]	291,000	287,646
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,4]	2,600,000	2,555,900
GrafTech Finance, Inc.
4.63% due 12/23/29[2]	3,200,000	2,272,000
Builders FirstSource, Inc.
6.38% due 06/15/32[2]	1,500,000	1,546,824
Clearwater Paper Corp.
4.75% due 08/15/28[2,4]	1,609,000	1,522,967
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	1,500,000	1,520,130
Boots Group Finco L.P.
5.38% due 08/31/32	EUR 600,000	720,412
7.38% due 08/31/32	GBP 500,000	689,647
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[2]	1,450,000	1,393,723
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[2,4]	1,350,000	1,346,968
Calderys Financing LLC
11.25% due 06/01/28[2]	1,250,000	1,322,944
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[2,4]	700,000	708,332
9.25% due 04/15/27[2]	350,000	348,396
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33[2]	950,000	980,222
Lottomatica Group SpA
4.88% due 01/31/31	EUR 700,000	838,374
Terminal Investment Ltd.
5.63% due 07/09/32†††	800,000	805,184
Quikrete Holdings, Inc.
6.75% due 03/01/33[2]	700,000	725,572
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 550,000	674,649
Worldpay US, Inc.
8.50% due 01/15/31	GBP 250,000	364,067
Waste Pro USA, Inc.
7.00% due 02/01/33[2]	300,000	313,689
AP Grange Holdings LLC Deferral
6.50% due 03/20/45†††	191,235	191,235
Amsted Industries, Inc.
6.38% due 03/15/33[2]	150,000	153,643
Total Industrial		36,019,089
Consumer, Cyclical - 6.5%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,4]	4,500,000	4,207,584
Penn Entertainment, Inc.
4.13% due 07/01/29[2,4]	3,350,000	3,122,161
Station Casinos LLC
4.63% due 12/01/31[2,4]	3,250,000	3,075,390
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[2,4]	2,200,000	2,081,542
Air Canada
4.63% due 08/15/29[2]	CAD 2,750,000	1,982,956
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP 1,200,000	1,619,064
Wabash National Corp.
4.50% due 10/15/28[2]	1,750,000	1,606,113
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2]	1,650,000	1,577,318
Boyne USA, Inc.
4.75% due 05/15/29[2,4]	1,600,000	1,570,790
Crocs, Inc.
4.25% due 03/15/29[2,4]	1,625,000	1,545,276
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[2]	1,600,000	1,535,527
Steelcase, Inc.
5.13% due 01/18/29	1,450,000	1,443,693
AccorInvest Group S.A.
5.63% due 05/15/32[2]	EUR 650,000	775,166
6.38% due 10/15/29[2,4]	EUR 200,000	247,299
5.79% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,2	EUR 200,000	235,031

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 52.5% (continued)
Consumer, Cyclical - 6.5% (continued)
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[2]	1,200,000	$1,248,000
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[2]	1,133,000	1,180,361
TVL Finance plc
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊,4	EUR 850,000	967,905
QuickTop HoldCo AB
6.54% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 03/31/30◊,4	EUR 800,000	962,858
RB Global Holdings, Inc.
7.75% due 03/15/31[2,4]	650,000	682,106
JB Poindexter & Company, Inc.
8.75% due 12/15/31[2]	590,000	609,347
Hanesbrands, Inc.
9.00% due 02/15/31[2,4]	550,000	584,704
Somnigroup International, Inc.
3.88% due 10/15/31[2]	600,000	548,907
Beach Acquisition Bidco, LLC
5.25% due 07/15/32	EUR 450,000	537,913
Whirlpool Corp.
4.70% due 05/14/32	300,000	278,669
4.50% due 06/01/46	100,000	75,311
4.60% due 05/15/50	100,000	74,381
QXO Building Products, Inc.
6.75% due 04/30/32[2]	400,000	413,122
ONE Hotels GmbH
7.75% due 04/02/31[2,4]	EUR 250,000	316,694
Lindblad Expeditions LLC
7.00% due 09/15/30[2]	300,000	307,230
Wolverine World Wide, Inc.
4.00% due 08/15/29[2]	300,000	275,887
New Flyer Holdings, Inc.
9.25% due 07/01/30[2]	200,000	214,539
Total Consumer, Cyclical		35,902,844
Energy - 4.0%
ITT Holdings LLC
6.50% due 08/01/29[2]	3,750,000	3,676,120
Occidental Petroleum Corp.
7.95% due 06/15/39[4]	3,190,000	3,637,675
CVR Energy, Inc.
5.75% due 02/15/28[2,4]	3,300,000	3,215,717
Venture Global LNG, Inc.
9.88% due 02/01/32[2,4]	2,550,000	2,776,641
Valero Energy Corp.
4.00% due 06/01/52	3,350,000	2,392,480
NuStar Logistics, LP
6.38% due 10/01/30[4]	2,043,000	2,115,306
Buckeye Partners, LP
5.85% due 11/15/43	1,650,000	1,478,054
ONEOK, Inc.
6.50% due 09/01/30[2,4]	975,000	1,049,265
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	675,000	684,049
7.13% due 07/01/33[2]	150,000	153,525
TransMontaigne Partners LLC
8.50% due 06/15/30[2]	450,000	473,335
BP Capital Markets plc
4.88% [5,6]	451,000	447,072
Vnom Sub, Inc.
5.38% due 11/01/27[2]	64,000	63,958
Total Energy		22,163,197
Basic Materials - 3.5%
SK Invictus Intermediate II SARL
5.00% due 10/30/29[2]	4,250,000	4,164,426
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,4]	4,350,000	4,080,776
Ingevity Corp.
3.88% due 11/01/28[2,4]	2,900,000	2,778,213
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[2]	2,250,000	2,234,809
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[2]	1,850,000	1,850,653
Carpenter Technology Corp.
7.63% due 03/15/30	1,600,000	1,647,431
6.38% due 07/15/28	200,000	200,595
Anglo American Capital plc
5.63% due 04/01/30[2]	1,050,000	1,097,590
Compass Minerals International, Inc.
6.75% due 12/01/27[2]	583,000	582,584
8.00% due 07/01/30[2]	200,000	209,197
Arsenal AIC Parent LLC
8.00% due 10/01/30[2]	550,000	582,552
WR Grace Holdings LLC
4.88% due 06/15/27[2]	164,000	162,681
Total Basic Materials		19,591,507
Technology - 1.8%
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	1,900,000	1,768,628
Cloud Software Group, Inc.
6.50% due 03/31/29[2]	1,660,000	1,678,255
Castor S.p.A.
7.23% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,2,4	EUR 1,400,000	1,530,343
TeamSystem SpA
5.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,2,4	EUR 1,300,000	1,523,846
Foundry JV Holdco LLC
6.20% due 01/25/37[2]	1,350,000	1,419,550
Capstone Borrower, Inc.
8.00% due 06/15/30[2]	1,000,000	1,047,072

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 52.5% (continued)
Technology - 1.8% (continued)
Dye & Durham Ltd.
8.63% due 04/15/29[2]	880,000	$919,721
Xerox Corp.
10.25% due 10/15/30[2]	250,000	259,421
Total Technology		10,146,836
Utilities - 0.7%
PacifiCorp
7.38% due 09/15/55[5]	1,450,000	1,504,608
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[2,4]	EUR 800,000	957,674
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[5]	451,000	464,927
CMS Energy Corp.
6.50% due 06/01/55[5]	450,000	459,019
Terraform Global Operating, LP
6.13% due 03/01/26[2]	442,000	439,583
Total Utilities		3,825,811
Total Corporate Bonds
(Cost $298,854,554)		290,988,192
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5%
Consumer, Cyclical - 8.3%
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	2,840,553	2,844,103
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	2,415,825	2,403,252
Breitling Financing SARL
5.94% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,000,000	2,109,653
FR Refuel LLC
9.18% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	1,924,167	1,904,925
The Facilities Group
10.06% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,828,715	1,805,510
NFM & J LLC
10.16% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,798,976	1,776,149
Alexander Mann
10.46% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,768,500	1,680,075
Applegreen Ltd.
7.03% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/23/32	EUR 1,400,000	1,653,694
PetSmart LLC
8.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/32	1,600,000	1,583,008
QSRP Finco B.V.
6.07% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/19/31	EUR 1,300,000	1,526,736
B&B Hotels
5.62% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 1,300,000	1,523,542
PHM Group Holding OY
5.46% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/22/32	EUR 1,300,000	1,518,629
Allwyn Entertainment Financing US LLC
4.87% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR 1,250,000	1,463,028
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	1,400,000	1,400,000
ATG Entertainment
8.97% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 04/19/32	GBP 1,000,000	1,357,170
Normec 1 B.V.
5.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 04/16/31	EUR 1,150,000	1,352,229
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28†††,7	1,242,203	1,235,992
One Hotels GmbH
6.19% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 06/04/32	EUR 1,000,000	1,178,355
Cervantes Bidco S.L.U.
5.79% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/03/31	EUR 1,000,000	1,173,839
Shilton BidCo Ltd.
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/14/30	EUR 1,000,000	1,173,347

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Consumer, Cyclical - 8.3% (continued)
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 1,000,000	$1,173,043
Tipico
5.37% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/22/28	EUR 1,000,000	1,170,399
Drive Bidco B.V.
5.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/23/31	EUR 1,000,000	1,170,001
Shaw Development LLC
10.31% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	1,191,303	1,119,147
First Brands Group LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	1,134,062	1,077,359
Alterra Mountain Co.
6.82% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/31/30	1,042,138	1,042,795
Scenic Cruises
8.51% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/19/32	900,000	900,027
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	896,350	898,214
Tortuga Resorts GHD LLC
3.25% due 08/13/32	850,000	850,000
Zephyr Bidco Ltd.
9.47% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 500,000	676,362
Oil Changer Holding Corp.
11.06% (6 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 02/08/27†††	632,935	632,935
CCRR Parent, Inc.
8.71% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	1,807,921	542,376
Weight Watchers International, Inc.
11.12% (3 Month Term SOFR + 6.80%, Rate Floor: 6.80%) due 06/24/30	502,987	458,975
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/27/32	445,121	446,514
Congruex Group LLC
10.96% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[7]	464,572	389,079
American Auto Auction Group LLC
8.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	299,250	301,743
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	173,333	174,037
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	10,667	10,710
Student Transportation Of America Holdings, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	93,333	93,625
7.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/24/32	2,133	2,140
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) (in-kind rate was 4.00%) due 02/28/30†††,7	85,758	85,758
American Tire Distributors, Inc.
due 10/23/28†††,8	175,500	–
Total Consumer, Cyclical		45,878,475
Industrial - 7.5%
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,548,750	4,771,925
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,192,750	3,162,163
Icebox Holdco III, Inc.
8.06% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/28	3,098,687	3,113,685

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Industrial - 7.5% (continued)
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	3,144,375	$2,829,937
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	2,555,280	2,543,376
Rinchem Company LLC
8.65% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/02/29	3,104,000	1,674,236
Boluda Towage S.L.
5.37% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 1,250,000	1,471,364
Inspired Finco Holdings, Ltd.
5.12% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/28/31	EUR 1,250,000	1,463,262
Fugue Finance LLC
6.95% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/09/32	1,389,518	1,391,755
Michael Baker International LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	1,386,035	1,390,651
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	1,393,000	1,354,692
Foundation Building Materials Holding Company LLC
8.31% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.00%) due 01/29/31	1,333,125	1,336,791
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	1,293,500	1,292,957
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	1,201,013	1,201,769
Pregis TopCo LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	1,181,414	1,191,161
Infragroup
5.48% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/27/30	EUR 1,000,000	1,174,810
Engineered Machinery Holdings, Inc.
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/21/28	EUR 1,000,000	1,173,663
Integrated Power Services Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	1,160,803	1,158,123
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,169,580	1,140,095
Convergint
8.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/12/32	1,081,807	1,084,512
Anchor Packaging LLC
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	792,000	792,792
Atlantic Aviation
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	780,155	780,006
FCG Acquisitions, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	692,931	693,873
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	643,379	643,444
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	640,163	642,365
Service Logic Acquisition, Inc.
7.31% ((1 Month Term SOFR + 3.00%) and (3 Month Term SOFR + 3.00%), Rate Floor: 3.75%) due 10/29/27	541,714	542,164
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	545,875	532,228
Cognita Ltd.
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/27/31	497,503	498,747
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	225,000	222,961

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Industrial - 7.5% (continued)
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	198,445	$197,617
Total Industrial		41,467,124
Technology - 7.0%
Visma AS
6.03% (6 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 12/05/28†††	EUR 2,500,000	2,925,003
Polaris Newco LLC
5.78% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR 1,488,402	1,626,689
8.97% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/02/28	GBP 989,717	1,247,346
Cordobes Holdco SL
5.87% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/02/29	EUR 2,400,000	2,809,772
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP 1,304,000	1,749,220
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	370,000	370,000
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 10/30/30†††	35,000	31,376
Precise Midco B.V.
4.98% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/22/30	EUR 1,670,000	1,955,895
Total Webhosting Solutions BV
5.90% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/06/31	EUR 1,500,000	1,761,583
Kerridge Commercial Systems Bidco Ltd.
9.47% (3 Month GBP SONIA + 5.25%, Rate Floor: 6.00%) due 09/07/30†††	GBP 1,200,000	1,599,796
Bock Capital Bidco B.V.
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 1,200,000	1,412,074
Kaseya, Inc.
7.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/22/32	1,396,500	1,398,637
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	1,369,108	1,367,396
Modena Buyer LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	1,389,500	1,365,684
Apttus Corp.
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	1,362,487	1,362,065
Boxer Parent Co., Inc.
7.20% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	1,346,625	1,344,161
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	1,336,534	1,341,359
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/28	1,333,125	1,331,045
Leia Finco US LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	1,296,750	1,299,188
TSG Solutions Holding
6.03% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/04/32	EUR 1,000,000	1,175,851
Finastra
11.43% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	1,185,000	1,173,150
Team.Blue Finco SARL
5.68% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/30/29	EUR 1,000,000	1,172,049
Indicor LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/29	EUR 997,494	1,169,986
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	1,144,250	1,148,541
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	1,042,665	1,017,037
Alteryx, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 03/19/31†††	937,500	937,500
CoreLogic, Inc.
7.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	884,887	881,789

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Technology - 7.0% (continued)
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	917,727	$854,863
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	524,773	437,902
Azurite Intermediate Holdings, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 03/19/31†††	412,500	412,500
Finastra USA, Inc.
11.57% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	6,352	5,824
Total Technology		38,685,281
Consumer, Non-cyclical - 6.9%
LaserAway Intermediate Holdings II LLC
10.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,548,750	5,437,775
Gibson Brands, Inc.
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	5,548,750	5,195,017
Women's Care Holdings, Inc.
8.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	2,887,218	2,620,150
Blue Ribbon LLC
10.55% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,291,139	2,336,709
Nidda Healthcare Holding GmbH
5.42% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/21/30	EUR 1,800,000	2,107,329
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	2,893,641	1,938,739
Pimente Investissement S.A.S.
5.66% (3 Month EURIBOR + 3.68%, Rate Floor: 3.68%) due 12/31/28	EUR 1,350,000	1,587,968
Recess Holdings, Inc.
8.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	1,580,060	1,586,981
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	1,742,174	1,557,800
Bowtie Germany Bidco GmbH
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 1,300,000	1,520,059
Affidea
5.69% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/29	EUR 1,250,000	1,465,544
Curriculum Associates LLC
8.95% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/07/32†††	1,400,000	1,393,329
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,261,098	1,263,468
Culligan
7.35% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	1,240,648	1,240,710
AI Monet (Luxembourg) Parentco SARL
5.72% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/06/31	EUR 1,000,000	1,174,880
Domidep
5.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/29	EUR 1,000,000	1,174,026
Artisan Newco B.V.
5.96% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/01/32	EUR 989,866	1,162,974
Chefs' Warehouse, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/23/29	968,875	972,508
Outcomes Group Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/31	693,013	696,353
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31	643,500	645,379
Ceva Sante
6.98% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	493,769	494,179

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Consumer, Non-cyclical - 6.9% (continued)
Balrog Acquisition, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	400,000	$387,168
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	369,830	345,869
Total Consumer, Non-cyclical		38,304,914
Financial - 4.3%
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,708,939	2,724,190
Higginbotham Insurance Agency, Inc.
8.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	2,376,000	2,361,394
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	171,292	170,239
Cegid Group
4.78% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/10/28	EUR 1,450,000	1,694,177
Howden Group Holdings Ltd.
5.38% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 1,250,000	1,467,825
Cobham Ultra SeniorCo SARL
8.37% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	1,439,152	1,440,433
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	1,442,759	1,439,455
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,382,069	1,382,691
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	893,250	881,388
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	488,750	488,061
Cliffwater LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 03/19/32†††	1,366,575	1,362,216
Tegra118 Wealth Solutions, Inc.
8.20% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	1,230,570	1,215,188
Diot-Siaci
5.43% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/26/32	EUR 1,000,000	1,170,914
Duff & Phelps
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 989,583	1,150,994
Orion Advisor Solutions, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/30	992,500	995,070
CFC USA 2025 LLC
8.04% due 05/29/32	850,000	842,035
Fusion Intermediate, LLC
12.40% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 06/06/30	741,581	746,528
IntraFi
10.07% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 01/31/32	700,000	695,625
Ardonagh Midco 3 plc
6.95% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/18/31	598,500	597,381
Apex Group Treasury LLC
7.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	537,694	537,828
Claros Mortgage Trust, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26	337,513	326,544
Orion US FinCo
3.50% due 05/20/32	300,000	301,983
Total Financial		23,992,159
Basic Materials - 0.9%
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,058,042	2,587,103
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	1,011,373	1,024,653
Wr Grace Holdings LLC
7.19% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/11/32	850,000	848,938

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 35.5% (continued)
Basic Materials - 0.9% (continued)
Discovery Purchaser Corp.
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	547,253	$545,431
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/19/30	294,784	294,692
Total Basic Materials		5,300,817
Communications - 0.4%
Speedster Bidco GmbH
5.88% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR 1,000,000	1,174,880
Cengage Learning, Inc.
7.76% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	544,514	545,102
Level 3 Financing, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	380,000	381,505
Total Communications		2,101,487
Utilities - 0.1%
Powergrid Services LLC
9.04% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/31/32†††	680,588	680,588
Powergrid Services LLC
9.04% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/31/32	7,951	7,951
Total Utilities		688,539
Energy - 0.1%
Par Petroleum LLC
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	575,796	574,500
Total Senior Floating Rate Interests
(Cost $199,130,477)		196,993,296
ASSET-BACKED SECURITIES†† - 22.8%
Collateralized Loan Obligations - 10.1%
Madison Park Funding LIII Ltd.
2022-53A E, 10.33% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,2	7,500,000	7,412,489
Boyce Park CLO Ltd.
2022-1A E, 10.58% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,2	4,000,000	4,004,255
Fontainbleau Vegas
10.01% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	2,500,000	2,500,000
Carlyle Global Market Strategies
2022-1A E, 11.67% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,2	2,250,000	2,249,916
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.52% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,2	2,050,000	2,073,747
RR Ltd.
2025-39A SUB, due 04/15/38[2,9]	1,250,000	1,134,475
2025-41A, due 10/15/40[2,10]	1,000,000	900,000
Cerberus Loan Funding XLII LLC
2023-3A C, 8.47% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,2	2,000,000	2,000,000
Cerberus Loan Funding 52 LLC
2025-3A C, (3 Month Term SOFR +2.20%, Rate Floor: 2.20%) due 10/15/37◊,2	2,000,000	2,000,000
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.57% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,2	1,750,000	1,758,326
Owl Rock CLO I LLC
2024-1A C, 8.45% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,2	1,550,000	1,565,807
FS Rialto Issuer LLC
2024-FL9 C, 7.00% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,2	1,550,000	1,546,570
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.23% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,2	1,500,000	1,532,398

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.8% (continued)
Collateralized Loan Obligations - 10.1% (continued)
Cerberus Loan Funding XLV LLC
2024-1A D, 9.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,2	1,500,000	$1,513,974
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[2,9]	1,600,000	1,322,265
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,2	1,150,000	1,156,915
Wonder Lake Park CLO Ltd.
2025-1A SUB, due 07/24/38[2,9]	1,200,000	1,016,311
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.92% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 07/27/37◊,2	1,000,000	1,011,618
Cerberus Loan Funding XL LLC
2023-1A D, 10.72% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,2	1,000,000	1,011,520
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[2,9]	1,750,000	1,011,448
Cerberus Loan Funding XLVI, LP
2024-2A D, 9.27% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,2	1,000,000	1,009,019
HPS Private Credit CLO LLC
2025-3A D, 8.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/20/37◊,2	1,000,000	1,007,319
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 7.38% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,2	1,000,000	1,003,259
CIFC Funding Ltd.
2022-3A E, 11.60% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,2	1,000,000	1,001,500
Carlyle US CLO Ltd.
2022-4A DR, 10.92% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,2	1,000,000	1,000,436
Ares CLO Ltd.
2025-77A SUB, due 07/15/38[2,9]	1,000,000	954,841
Octagon 78 Ltd.
2025-3A SUB, (WAC) due 10/20/38◊,†††,2,9	1,100,000	945,472
KREF Ltd.
2021-FL2 AS, 5.78% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	950,000	932,162
Carlyle US CLO Ltd.
2025-4A SUB, (WAC) due 10/25/37◊,†††,2,9	1,000,000	891,900
Brant Point CLO Ltd.
2025-7A SUB, due 07/25/38[2,9]	1,000,000	863,458
Owl Rock CLO XVI LLC
2024-16A C, 7.63% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,2	850,000	853,483
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[2,9]	1,000,000	831,500
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.67% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,2	800,000	806,539
Symphony CLO 48 Ltd.
2025-48A SUB, due 04/20/38[2,9]	850,000	756,339
Generate CLO 21 Ltd.
2025-21A SUB, due 07/25/38[2,9]	750,000	660,445
Regatta 34 Funding Ltd.
2025-3A SUB, due 07/20/38[2,9]	650,000	648,001
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.88% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/38◊,2	600,000	598,977
Regatta 33 Funding Ltd.
2025-2A SUB, due 07/25/38[2,9]	600,000	598,155

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.8% (continued)
Collateralized Loan Obligations - 10.1% (continued)
Madison Park Funding LVIII Ltd.
2024-58A D, 7.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,2	550,000	$554,349
AGL CLO 17 Ltd.
2025-17A ER, 8.98% (3 Month Term SOFR + 4.65%, Rate Floor: 4.65%) due 01/21/35◊,2	500,000	482,500
Bayard Park CLO Ltd.
2025-1A SUB, due 07/24/38[2,9]	500,000	408,733
OCP CLO Ltd.
2024-38A SUB, due 01/21/38[2,9]	500,000	372,217
Ballyrock CLO 1 Ltd.
2021-1A DR, 11.33% (3 Month Term SOFR + 7.01%, Rate Floor: 6.75%) due 07/15/32◊,2	250,000	250,158
Total Collateralized Loan Obligations		56,152,796
Financial - 4.3%
Thunderbird A
5.50% due 03/01/37†††	8,500,000	7,929,395
Lightning A
5.50% due 03/01/37†††	8,500,000	7,929,395
Ceamer Finance LLC
6.92% due 11/15/37†††	2,095,500	2,157,883
Obsidian Issuer LLC
6.93% due 05/15/55[2]	1,400,000	1,400,000
LVNV Funding LLC
6.84% due 06/12/29†††	1,200,000	1,232,136
Metis Issuer, LLC
6.89% due 05/15/55†††	1,200,000	1,194,084
Thunderbird B
7.50% due 03/01/37†††	1,100,000	1,030,700
Lightning B
7.50% due 03/01/37†††	1,100,000	1,030,700
Total Financial		23,904,293
Infrastructure - 2.9%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[2]	7,700,000	7,542,326
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[2]	5,000,000	4,752,808
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	1,400,000	1,413,451
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[2]	1,000,000	1,018,083
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[2]	650,000	634,148
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[2]	400,000	386,645
Total Infrastructure		15,747,461
Transport-Aircraft - 2.6%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[2,11]	3,011,136	2,919,387
2019-1, 5.19% due 12/15/44[2,11]	750,994	683,360
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[2]	2,584,184	2,565,242
AASET Trust
2021-2A, 2.80% due 01/15/47[2]	667,023	628,210
2021-1A, 2.95% due 11/16/41[2]	559,543	535,359
2021-2A, 3.54% due 01/15/47[2]	468,908	443,719
2020-1A, 3.35% due 01/16/40[2]	335,808	330,415
Start Ltd.
2018-1, 4.09% due 05/15/43[2]	895,901	895,453
2018-1, 5.32% due 05/15/43[2]	653,076	652,501
Project Silver
2019-1, 3.97% due 07/15/44[2]	1,380,608	1,336,387
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[2]	1,279,260	1,263,269
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[2]	1,062,186	1,035,589
Start II Ltd.
2019-1, 4.09% due 03/15/44[2]	554,683	551,189
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[2]	213,861	205,882
2018-1, 4.13% due 06/15/43[2]	146,033	142,147
Total Transport-Aircraft		14,188,109
Insurance - 1.6%
Obra Longevity
8.48% due 06/30/39†††	5,500,000	5,842,485
Dogwood State Bank
6.45% due 06/24/32†††	2,750,000	2,766,115

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.8% (continued)
Insurance - 1.6% (continued)
CHEST
7.13% due 03/23/43†††	450,000	$472,617
Total Insurance		9,081,217
Net Lease - 0.8%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[2]	1,450,000	1,319,132
2020-1A, 4.52% due 02/15/50[2]	1,000,000	970,224
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[2]	1,028,125	1,038,531
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[2]	993,750	976,461
Total Net Lease		4,304,348
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[2]	1,100,000	1,093,912
2020-SFR2, 4.00% due 10/19/37[2]	1,100,000	1,093,436
2020-SFR2, 3.37% due 10/19/37[2]	700,000	695,359
Total Single Family Residence		2,882,707
Total Asset-Backed Securities
(Cost $126,954,093)		126,260,931
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.4%
Government Agency - 2.8%
Uniform MBS 30 Year
due 11/01/25	9,700,000	9,747,006
due 11/01/25	5,474,000	5,667,249
Total Government Agency		15,414,255
Residential Mortgage-Backed Securities - 1.4%
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[2,11]	3,150,000	2,877,525
Carrington Mortgage Loan Trust Series
2006-NC5, 4.59% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,237,286	1,105,209
LSTAR Securities Investment Ltd.
2024-1, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,2	1,096,605	1,102,831
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	700,000	673,879
Top Pressure Recovery Turbines
7.51% due 11/01/69	647,238	647,238
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[2,11]	601,758	599,360
OBX Trust
2022-NQM8, 6.10% due 09/25/62[2,11]	351,178	349,875
Citigroup Mortgage Loan Trust, Inc.
2022-A, 9.17% due 09/25/62[2,11]	338,117	339,026
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,2	315,924	326,602
Total Residential Mortgage-Backed Securities		8,021,545
Commercial Mortgage-Backed Securities - 1.1%
BX Trust
2024-VLT4, 6.80% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,2	1,650,000	1,645,875
2023-DELC, 7.70% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,2	1,000,000	1,006,870
BX Commercial Mortgage Trust
2021-VOLT, 6.48% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	1,211,035	1,206,115
2024-AIRC, 6.95% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,2	468,098	469,707
BXHPP Trust
2021-FILM, 5.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	1,700,000	1,537,233
Total Commercial Mortgage-Backed Securities		5,865,800
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,2,12	11,748,483	670,171

Total Collateralized Mortgage Obligations
(Cost $29,951,638)		29,971,771

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Face Amount~	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
4.18% due 10/23/25[13]	11,240,000	$ 11,174,396
4.20% due 10/23/25[13]	3,100,000	3,081,906
4.24% due 09/04/25[13]	400,000	399,906
Total U.S. Treasury Bills
(Cost $14,652,247)		14,656,208
U.S. GOVERNMENT SECURITIES†† - 1.0%
U.S. Treasury Bonds
due 08/15/51[4,14,15]	12,650,000	3,405,266
due 05/15/44[4,14,15]	1,910,000	752,389
due 11/15/44[14,15]	1,910,000	731,442
due 02/15/46[14,15,16]	1,920,000	686,938
Total U.S. Government Securities
(Cost $8,490,490)		5,576,035
FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,153,620
Eagle Funding Luxco SARL
5.50% due 08/17/30[2]	700,000	709,870
Total Foreign Government Debt
(Cost $2,387,980)		1,863,490
SENIOR FIXED RATE INTERESTS†† - 0.1%
Industrial - 0.1%
Cognita Ltd.
7.84% due 10/27/31	650,000	651,625
Total Senior Fixed Rate Interests
(Cost $648,393)		651,625
	Contracts/Notional Value~	Value
LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
Invesco QQQ Trust Series Expiring October 2025 with strike price of $570.00 (Notional Value $10,837,600)	190	251,750
Total Listed Options Purchased
(Cost $213,588)		251,750
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $4,457,397)	EUR 3,806,000	13,120
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $4,457,397)	EUR 3,806,000	13,120
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	1,381,000	25,572
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	1,105,000	20,461
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	446,000	19,716
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	2,774,000	17,323
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $5,696,474)	EUR 4,864,000	16,927
Bank of America, N.A. Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $5,094,502)	EUR 4,350,000	14,892
Goldman Sachs International Foreign Exchange EUR/USD Expiring January 2026 with strike price of EUR 1.12 (Notional Value $2,522,657)	EUR 2,154,000	7,425
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	832,000	5,196

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Contracts/Notional Value~	Value
OTC OPTIONS PURCHASED†† - 0.0% (continued)
Put Options on:
Foreign Exchange Options (continued)
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	105,000	$ 4,642
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	244,000	4,518
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	254,000	1,586
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,876,993)	EUR 5,872,000	137
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,876,993)	EUR 5,872,000	137
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $4,813,426)	EUR 4,110,000	104
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,404,371)	EUR 2,053,000	52
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,063,566)	EUR 1,762,000	45
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $395,849)	EUR 338,000	8
Total Foreign Exchange Options		164,981
Total OTC Options Purchased
(Cost $600,137)		416,731
OTC INTEREST RATE SWAPTIONS PURCHASED††,10 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $8,780,000)	8,780,000	142,091
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $8,780,000)	8,780,000	142,091
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $8,780,000)	8,780,000	142,091
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $8,780,000)	8,780,000	142,091
Total Interest Rate Swaptions		568,364
Put Swaptions on:
Interest Rate Swaptions
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 3.50% (Notional Value $11,770,853)	11,770,853	77,703
BNP Paribas 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 3.50% (Notional Value $10,749,147)	10,749,147	70,958
Total Interest Rate Swaptions		148,661
Total OTC Interest Rate Swaptions Purchased
(Cost $642,575)		717,025
Total Investments - 134.6%
(Cost $789,701,534)		$ 746,165,046

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Contracts/Notional Value~	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
Equity Options
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $4,522,182)	7	$ (3,150)
S&P 500 Index Expiring September 2025 with strike price of $6,450.00 (Notional Value $4,522,182)	7	(16,450)
S&P 500 Index Expiring September 2025 with strike price of $6,465.00 (Notional Value $4,522,182)	7	(26,075)
S&P 500 Index Expiring September 2025 with strike price of $6,505.00 (Notional Value $4,522,182)	7	(26,285)
S&P 500 Index Expiring September 2025 with strike price of $6,470.00 (Notional Value $4,522,182)	7	(27,125)
S&P 500 Index Expiring September 2025 with strike price of $6,485.00 (Notional Value $4,522,182)	7	(30,555)
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $4,522,182)	7	(36,050)
S&P 500 Index Expiring September 2025 with strike price of $6,450.00 (Notional Value $4,522,182)	7	(40,950)
S&P 500 Index Expiring September 2025 with strike price of $6,400.00 (Notional Value $4,522,182)	7	(49,070)
S&P 500 Index Expiring September 2025 with strike price of $6,385.00 (Notional Value $4,522,182)	7	(60,830)
S&P 500 Index Expiring September 2025 with strike price of $6,375.00 (Notional Value $4,522,182)	7	(72,240)
S&P 500 Index Expiring September 2025 with strike price of $6,455.00 (Notional Value $4,522,182)††	7	(46,900)
Total Equity Options		(435,680)
Put Options On: Equity Options
Invesco QQQ Trust Series Expiring October 2025 with strike price of $515.00 (Notional Value $16,256,400)	285	(87,780)
Total Listed Options Written
(Premiums received $612,834)		(523,460)
OTC OPTIONS WRITTEN†† - (0.0%)
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	254,000	(209)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	832,000	(686)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	2,774,000	(2,286)
Total Foreign Exchange Options		(3,181)
Total OTC Options Written
(Premiums received $30,480)		(3,181)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

	Contracts	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,10 - (0.1%)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $2,634,375)	2,634,375	$ (10,588)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.85% (Notional Value $2,634,375)	2,634,375	(10,615)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.86% (Notional Value $2,634,375)	2,634,375	(10,799)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.89% (Notional Value $2,634,375)	2,634,375	(12,094)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $2,634,375)	2,634,375	(13,087)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.93% (Notional Value $2,634,375)	2,634,375	(13,213)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $2,634,375)	2,634,375	(11,306)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.71% (Notional Value $2,634,375)	2,634,375	(11,306)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $2,634,375)	2,634,375	(13,478)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 2.94% (Notional Value $2,634,375)	2,634,375	(13,478)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $3,688,125)	3,688,125	(14,112)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.64% (Notional Value $3,688,125)	3,688,125	(14,112)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $4,215,000)	4,215,000	(17,279)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 2.69% (Notional Value $4,215,000)	4,215,000	(17,279)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $8,780,000)	8,780,000	(48,696)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $8,780,000)	8,780,000	(48,696)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $8,780,000)	8,780,000	(48,696)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $8,780,000)	8,780,000	(48,696)
Total Interest Rate Swaptions		(377,530)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $2,634,375)	2,634,375	$ (5,033)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.93% (Notional Value $2,634,375)	2,634,375	(5,091)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.89% (Notional Value $2,634,375)	2,634,375	(5,665)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.86% (Notional Value $2,634,375)	2,634,375	(5,801)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $2,634,375)	2,634,375	(5,920)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.85% (Notional Value $2,634,375)	2,634,375	(5,937)
BNP Paribas 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $2,634,375)	2,634,375	(4,834)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.94% (Notional Value $2,634,375)	2,634,375	(4,834)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $2,634,375)	2,634,375	(5,943)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.71% (Notional Value $2,634,375)	2,634,375	(5,943)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $3,688,125)	3,688,125	(9,264)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.64% (Notional Value $3,688,125)	3,688,125	(9,264)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $4,215,000)	4,215,000	(9,777)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.69% (Notional Value $4,215,000)	4,215,000	(9,777)
BNP Paribas 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 4.25% (Notional Value $10,749,147)	10,749,147	(30,951)
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap Expiring July 2027 with exercise rate of 4.25% (Notional Value $11,770,853)	11,770,853	(33,893)
Total Interest Rate Swaptions		(157,927)
Total OTC Interest Rate Swaptions Written
(Premiums received $577,920)		(535,457)
Other Assets & Liabilities, net - (34.4)%		(190,665,576)
Total Net Assets - 100.0%		$ 554,437,372

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	206	Sep 2025	$66,695,075	$3,987,252

Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	4	Dec 2025	1,406,400	52,792

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$1,935,000	$(155,405)	$(105,880)	$(49,525)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	1,935,000	(303,570)	(252,960)	(50,610)
						$(458,975)	$(358,840)	$(100,135)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	$6,950,000	$(208,795)	$249	$(209,044)
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	53,800,000	(647,884)	184	(648,068)
								$(856,679)	$433	$(857,112)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Morgan Stanley Capital Services LLC	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	Pay	4.36% (SOFR)	At Maturity	09/20/25	N/A	$10,000,000	$292,374

OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.94% (Federal Funds Rate + 0.61%)	At Maturity	06/16/26	31,900	20,577,095	1,622,115

OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	3.33% (Federal Funds Rate - 1.00%)	At Maturity	05/15/26	20,468	3,132,281	(42,370)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	62,590,000	73,444,546 USD	09/16/25	$152,756
Morgan Stanley Capital Services LLC	GBP	Sell	8,849,000	12,008,783 USD	09/16/25	47,539
Morgan Stanley Capital Services LLC	EUR	Buy	85,000	98,988 USD	09/16/25	546
Citibank, N.A.	CAD	Buy	55,000	39,889 USD	09/16/25	196
Toronto-Dominion Bank	EUR	Sell	19,000	22,343 USD	10/15/25	52
Morgan Stanley Capital Services LLC	EUR	Sell	47,000	55,180 USD	10/15/25	40
Toronto-Dominion Bank	GBP	Buy	10,000	13,479 USD	09/16/25	38
JPMorgan Chase Bank, N.A.	EUR	Sell	200,000	234,097 USD	09/16/25	(100)
Barclays Bank plc	EUR	Sell	24,000	28,018 USD	10/15/25	(139)
Nomura Global Financial Products, Inc.	EUR	Sell	1,030,000	1,202,747 USD	09/16/25	(3,365)
JPMorgan Chase Bank, N.A.	CAD	Sell	2,796,000	2,033,896 USD	09/16/25	(3,887)
						$193,676

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$8,780,000	$142,091
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	8,780,000	142,091
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	8,780,000	142,091
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	8,780,000	142,091
								$568,364
Put
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	07/12/27	3.50%	$11,770,853	$77,703
BNP Paribas 12-Month/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.50%	07/12/27	3.50%	10,749,147	70,958
								$148,661
OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	$2,634,375	$(10,588)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.85%	02/13/26	2.85%	2,634,375	(10,615)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.86%	02/13/26	2.86%	2,634,375	(10,799)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	2,634,375	(11,306)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.71%	08/19/26	2.71%	2,634,375	(11,306)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.89%	02/20/26	2.89%	2,634,375	(12,094)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	2,634,375	(13,087)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.93%	02/19/26	2.93%	2,634,375	(13,213)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	2,634,375	(13,478)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.94%	02/18/26	2.94%	2,634,375	(13,478)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	3,688,125	(14,112)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.64%	08/13/26	2.64%	3,688,125	(14,112)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	4,215,000	(17,279)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	2.69%	08/14/26	2.69%	4,215,000	(17,279)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	8,780,000	(48,696)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	8,780,000	(48,696)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	8,780,000	(48,696)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	8,780,000	(48,696)
								$(377,530)

Put
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	2,634,375	(4,834)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.94%	02/18/26	3.94%	2,634,375	(4,834)
The Toronto-Dominion Bank 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	2,634,375	(5,033)
Barclays Bank plc 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.93%	02/19/26	3.93%	2,634,375	(5,091)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.89%	02/20/26	3.89%	2,634,375	(5,665)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.86%	02/13/26	3.86%	2,634,375	(5,801)
Morgan Stanley Capital Services LLC 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	2,634,375	(5,920)
BNP Paribas 6-Month/5-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.85%	02/13/26	3.85%	2,634,375	(5,937)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	2,634,375	(5,943)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.71%	08/19/26	3.71%	2,634,375	(5,943)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	3,688,125	(9,264)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.64%	08/13/26	3.64%	3,688,125	(9,264)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	4,215,000	(9,777)
BNP Paribas 1-Year/2-Year Interest Rate Swap	Pay	12 Month SOFR	Annual	3.69%	08/14/26	3.69%	4,215,000	(9,777)
BNP Paribas 12-Month/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	4.25%	07/12/27	4.25%	10,749,147	(30,951)
Bank of America, N.A. 12-Month/2-Year Interest Rate Swap	Receive	12 Month SOFR	Annual	4.25%	07/12/27	4.25%	11,770,853	(33,893)
								$(157,927)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $320,003,883 (cost $325,692,497), or 57.7% of total net assets.
3	Rate indicated is the 7-day yield as of August 31, 2025.
4	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2025, the total value of segregated securities was $243,656,077.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Perpetual maturity.
7	Payment-in-kind security.
8	Security is in default of interest and/or principal obligations.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.
11

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at

August 31, 2025. See table below for additional step information for each security.

12	Security is an interest-only strip.
13	Rate indicated is the effective yield at the time of purchase.
14	Zero coupon rate security.
15	Security is a principal-only strip.
16	All or a portion of this security is pledged as futures collateral at August 31, 2025.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

The following table summarizes the inputs used to value the Fund's investments at August 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 14,798,671	$ 499,015	$ 4,530,646	$ 19,828,332
Preferred Stocks	14,782,533	19,413,479	—	34,196,012
Warrants	—	—	8	8
Rights	— *	—	2,370	2,370
Exchange-Traded Funds	2,963,961	—	—	2,963,961
Closed-End Mutual Funds	7,540,117	—	—	7,540,117
Money Market Funds	13,538,942	—	—	13,538,942
Corporate Bonds	—	283,531,373	7,456,819	290,988,192
Senior Floating Rate Interests	—	170,234,069	26,759,227	196,993,296
Asset-Backed Securities	—	90,338,049	35,922,882	126,260,931
Collateralized Mortgage Obligations	—	29,971,771	—	29,971,771
U.S. Treasury Bills	—	14,656,208	—	14,656,208
U.S. Government Securities	—	5,576,035	—	5,576,035
Foreign Government Debt	—	1,863,490	—	1,863,490
Senior Fixed Rate Interests	—	651,625	—	651,625
Options Purchased	251,750	164,981	—	416,731
Interest Rate Swaptions Purchased	—	717,025	—	717,025
Equity Futures Contracts**	3,987,252	—	—	3,987,252
Commodity Futures Contracts**	52,792	—	—	52,792
Forward Foreign Currency Exchange Contracts**	—	201,167	—	201,167
Equity Index Swap Agreements**	—	1,622,115	—	1,622,115
Credit Index Swap Agreements**	—	292,374	—	292,374
Total Assets	$ 57,916,018	$ 619,732,776	$ 74,671,952	$ 752,320,746

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 476,560	$ 50,081	$ —	$ 526,641
Interest Rate Swaptions Written	—	535,457	—	535,457
Credit Default Swap Agreements**	—	100,135	—	100,135
Interest Rate Swap Agreements**	—	857,112	—	857,112
Forward Foreign Currency Exchange Contracts**	—	7,491	—	7,491
Interest Rate Swap Agreements**	—	42,370	—	42,370
Unfunded Loan Commitments (Note 5)	—	—	100,919	100,919
Total Liabilities	$ 476,560	$ 1,592,646	$ 100,919	$ 2,170,125

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $177,514,075 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Category		Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 22,124,943	Yield Analysis	Yield	4.3%-8.4%	7.2%
Asset-Backed Securities	11,960,567	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	945,472	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	891,900	Third Party Pricing	Trade Price	—	—
Common Stocks	4,255,168	Model Price	Purchase Price	—	—
Common Stocks	275,435	Model Price	Liquidation Value	—	—
Common Stocks	43	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	4,004,625	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	3,260,959	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	191,235	Third Party Pricing	Trade Price	—	—
Right	2,370	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	16,116,830	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	6,481,402	Yield Analysis	Yield	9.8%-11.4%	10.6%
Senior Floating Rate Interests	4,160,995	Third Party Pricing	Broker Quote	—	—
Warrants	8	Model Price	Liquidation Value	—	—
Total Assets	$ 74,671,952
Liabilities:
Unfunded Loan Commitments	$ 100,919	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2025, the Fund had securities with a total value of $1,393,329 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $3,630,332 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2025.

	Assets							Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 31,881,773	$ 7,432,881	$ 26,390,699	$ 8	$ 408,071	$ 5,782	$ 66,119,214	$ (75,220)
Purchases/(Receipts)	4,587,383	856,874	934,985	-	4,255,169	-	10,634,411	(21,384)
(Sales, maturities and paydowns)/Fundings	-	(1,008,984)	(187,712)	-	-	-	(1,196,696)	29,901
Amortization of premiums/discounts	-	-	18,791	-	-	-	18,791	(2,497)
Total realized gains (losses) included in earnings	-	-	(353)	-	-	-	(353)	(61)
Total change in unrealized appreciation (depreciation) included in earnings	1,184,724	176,048	108,822	-	(132,594)	(3,412)	1,333,588	(31,658)
Transfers into Level 3	-	-	1,393,329	-	-	-	1,393,329	-
Transfers out of Level 3	(1,730,998)	-	(1,899,334)	-	-	-	(3,630,332)	-
Ending Balance	$ 35,922,882	$ 7,456,819	$ 26,759,227	$ 8	$ 4,530,646	$ 2,370	$ 74,671,952	$ (100,919)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2025.	$ 1,172,800	$ 176,048	$ 109,035	$ -	$ (132,594)	$ (3,412)	$ 1,321,877	$ (32,792)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2025

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is considered non-fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund's valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and together with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of the New York Stock Exchange ("NYSE"), on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADRs") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing vendor in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. As the Fund invests in loans and asset-backed securities as part of its investment strategies, it may have a significant amount of these instruments fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

To the extent the Fund's investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund’s Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contra ct provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund's  indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve heightened risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds are invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Fund's investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If the Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At August 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$788,581,425	$20,548,840	$(58,878,725)	$(38,329,885)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2025. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2025, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Aegion Corp.	05/17/28		142,857	$–
Alteryx, Inc.	02/08/31		150,000	–
AmSpec Parent LLC	12/11/31		16,000	–
Capstone Acquisition Holdings, Inc.	11/12/29		225,410	1,050
Cliffwater LLC	03/19/32		130,000	–
Datix Bidco Ltd.	04/25/31		687,500	30,804
Finastra USA, Inc.	09/13/29		113,648	9,449
GrafTech Finance, Inc.	11/04/29		577,928	–
Hanger, Inc.	10/23/31		135,741	–
Higginbotham Insurance Agency, Inc.	11/24/28		127,579	784
Integrated Power Services Holdings, Inc.	11/22/28		629,321	1,453
Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP	800,000	14,697
MB2 Dental Solutions LLC	02/13/31		516,907	9,782
Oil Changer Holding Corp.	02/08/27		84,631	–
Powergrid Services LLC	03/31/30		671,461	32,900
Secretariat Advisors LLC	02/21/32		53,763	–
Student Transportation Of America Holdings, Inc.	06/10/32		4,533	–
				$100,919

* The face amount is denominated in U.S. dollars unless otherwise indicated.

 GBP – British Pound

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2025

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	August 31, 2025

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2024, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of the distributions received by shareholders in the calendar year 2023.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.